THE ADVISORS’ INNER CIRCLE FUND III

(the “Trust”)

GQG Partners US Select Quality Equity Fund

GQG Partners Global Quality Equity Fund

GQG Partners International Quality Value Fund

GQG Partners US Quality Value Fund

GQG Partners Global Quality Value Fund

(the “Funds”)

Supplement dated May 20, 2026 to the Funds’ Summary Prospectuses and Prospectus, each dated August 1, 2025

This supplement provides new and additional information regarding the Funds beyond that contained in the Summary Prospectuses and Prospectus and should be read in conjunction with the Summary Prospectuses and Prospectus.

Important Notice Regarding Changes in Investment Policies

On or around August 1, 2026 (the “Effective Date”), the Funds’ 80% investment policies will change as follows:

Fund Name	Current 80% Investment Policy	New 80% Investment Policy
GQG Partners US Select Quality Equity Fund	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies.	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies that meet the Adviser’s criteria for quality.
GQG Partners Global Quality Equity Fund	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities.	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies that meet the Adviser’s criteria for quality.
GQG Partners International Quality Value Fund	None	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in companies that meet the Adviser’s criteria for quality and value.

Fund Name	Current 80% Investment Policy	New 80% Investment Policy
GQG Partners US Quality Value Fund	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in instruments that are tied economically to the U.S.	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. companies that meet the Adviser’s criteria for quality and value.
GQG Partners Global Quality Value Fund	None	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in companies that meet the Adviser’s criteria for quality and value.

In connection with the foregoing changes, the Funds also will make certain changes to their principal investment strategies on or around the Effective Date. These changes will be disclosed in the Funds’ Summary Prospectuses and Prospectus, each to be dated as of the Effective Date.

Please retain this supplement for future reference.

GQG-SK-017-0100